Debt and Commitments	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt and Commitments

17. DEBT AND COMMITMENTS

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2015	2014
Senior Notes [note 17 [c]]
$750 million Senior Notes due 2024 at 3.625%	$750	$750
$650 million Senior Notes due 2025 at 4.150%	650	—
€550 million Senior Notes due 2023 at 1.900%	597	—
Cdn$425 million Senior Notes due 2022 at 3.100%	307	—
Bank term debt at a weighted average interest rate of approximately 8.1% [2014 – 8.2%], denominated primarily in Chinese renminbi and Brazilian real	202	173
Government loans at a weighted average interest rate of approximately 3.7% [2014 – 5.5%], denominated primarily in euros and Brazilian real	9	19
Other	42	53

	2,557	995
Less due within one year	211	183

	$2,346	$812

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2016	$211
2017	23
2018	7
2019	4
2020	1
Thereafter	2,311

$2,557

[c]

All of the Senior Notes pay a fixed rate of interest semi-annually except for the €550 million Senior Notes which pay a fixed rate of interest annually. The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the Senior Notes in whole or in part at any time, at specified redemption prices determined in accordance with the terms of each of the respective indentures governing the Senior Notes. All of the Senior Notes were issued for general corporate purposes.

[d]

On April 24, 2015, the Company’s $2.25 billion revolving credit facility maturing June 20, 2019 was extended to June 22, 2020. The facility includes a $200 million Asian tranche, a $50 million Mexican tranche and a tranche for Canada, U.S. and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[e]	Interest expense, net includes:

	2015	2014
Interest expense
Current	$20	$27
Long-term	38	20

	58	47
Interest income	(14)	(17)

Interest expense, net	$44	$30

[f]	Interest paid in cash was $54 million for the year ended December 31, 2015 [2014 - $44 million].

[g]	At December 31, 2015, the Company had commitments under operating leases requiring annual rental payments as follows:

Total
2016	$268
2017	232
2018	185
2019	161
2020	138
Thereafter	283

$1,267

For the year ended December 31, 2015, operating lease expense was $285 million [2014 - $319 million].

[h]

The Company had agreements with its founder and certain affiliated entities for the provision of business development, consulting and other business services which ended on December 31, 2014. The cost of these agreements was measured at the exchange amount. The aggregate amount expensed under these agreements with respect to the year ended December 31, 2014 was $57 million.